Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001
Treasury share repurchases	$ 14,058,280	$ 29,688,648	$ 3,349,172
Dividends per share	$ 0.05
Distribution of dividends to common shareholders	$ 26,090,734
Treasury Shares [Member]
Class of Stock [Line Items]
Treasury share repurchases, shares	5,481,846	13,198,238	2,179,902
Treasury share repurchases	$ 14,058,280	$ 29,688,648	$ 3,349,172